Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2010-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-1-2012	PAGE 1

A.	DATES			Begin	End	# days

1	Determination Date				12/18/2012
2	Payment Date				12/20/2012
3	Collection Period			10/28/2012	12/1/2012	35
4	Monthly Interest Period - Actual/360			11/20/2012	12/19/2012	30
5	Monthly Interest - 30/360					30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	345,000,000.00	—	—	—	—
7	Class A-2 Notes	297,000,000.00	—	—	—	—
8	Class A-3 Notes	488,000,000.00	—	—	—	—
9	Class A-4 Notes	248,800,000.00	218,255,443.97	21,956,637.44	196,298,806.53	0.7889823

10	Total Securities	$1,378,800,000.00	$218,255,443.97	$21,956,637.44	$196,298,806.53

			—
11	Overcollateralization	80,277,837.41	80,277,837.41		80,277,837.41

12	Adjusted Pool Balance	1,459,077,837.41	298,533,281.38	21,956,637.44	276,576,643.94

13	YSOC	$75,708,231.32	$13,620,054.47		$12,661,173.25

14	Net Pool Balance	$1,534,786,068.73	$312,153,335.85	$21,956,637.44	$289,237,817.19

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.2605%	—	—	—	—
16	Class A-2 Notes	0.6600%	—	—	—	—
17	Class A-3 Notes	1.3100%	—	—	—	—
18	Class A-4 Notes	2.1400%	389,222.21	1.5643979	22,345,859.65	89.8145484

	Total Securities		389,222.21		22,345,859.65

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received					14,472,786.85
20	Scheduled Interest Payments Received					1,136,426.38
21	Prepayments of Principal Received					87,099.86
22	Liquidation Proceeds					8,056,016.93
23	Recoveries Received					371,009.55
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					24,123,339.57

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					300.40

28	Total Available Funds, prior to Servicer Advances					24,123,639.97

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					24,123,639.97

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					24,123,639.97

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					260,127.78
35	Class A Noteholder Interest (Item 50)					389,222.21
36	Principal Distribution Amount (Item 75)					21,956,637.44
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					1,517,652.54

	Distribution Detail:	Due	Shortfall	Paid

41	Servicing Fees	260,127.78	—	260,127.78

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	—	—	—
45	Class A-4 Interest	389,222.21	—	389,222.21
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	389,222.21	—	389,222.21

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			298,533,281.38
52	Beginning Net Pool Balance		312,153,335.85
53	Receipts of Scheduled Principal		(14,472,786.85)
54	Receipts of Prepaid Principal		(87,099.86)
55	Liquidation Proceeds		(8,056,016.93)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(299,615.02)

59	Ending Net Pool Balance		289,237,817.19
60	Yield Supplement Overcollateralization Amount		12,661,173.25

61	Adjusted Pool Balance		276,576,643.94
62	Less: Adjusted Pool Balance - End of Collection Period			276,576,643.94

63	Calculated Principal Distribution Amount			21,956,637.44

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			24,123,639.97
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			260,127.78
67	Less: Interest Paid to Noteholders (Item 35)			389,222.21
68	Less: Calculated Principal Distribution (Item 63)			21,956,637.44

69	Equals: Remaining Available Funds before Servicer Advance			1,517,652.54
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			1,517,652.54
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			21,956,637.44

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,295,389.19, and (b) the aggregate note balance)			7,295,389.19
81	Initial Reserve Account Balance			1,459,077.84
82	Beginning Reserve Account Balance			7,295,389.19
83	Plus: Net Investment Income for the Collection Period			300.40

84	Subtotal: Reserve Fund Available for Distribution			7,295,689.59
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			7,295,689.59
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			300.40

89	Equals: Ending Reserve Account Balance			7,295,389.19

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS

	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,534,786,068.73	289,237,817.19
92	Number of Current Contracts		68,438	30,281
93	Weighted Average Loan Rate		3.94%	3.85%
94	Average Remaining Term		54.3	25.2
95	Average Original Term		60.7	65.8
96	Monthly Prepayment Rate			1.35%

				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		23	299,615.02
98	Liquidation Proceeds on Related Vehicles			—
99	Recoveries Received on Receivables Previously Charged Off			371,009.55

100	Net Principal Losses for Current Collection Period		23	(71,394.53)

101	Beginning Net Principal Losses		1,363	13,400,718.47
102	Net Principal Losses for Current Collection Period		23	(71,394.53)

103	Cumulative Net Principal Losses		1,386	13,329,323.94

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,534,786,068.73)			0.87%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
105	Current	98.10%	29,844	283,742,514.38
106	31 - 60 Days Delinquent	1.61%	374	4,649,448.98
107	61 - 90 Days Delinquent	0.29%	63	845,853.83

108	Total	100.00%	30,281	289,237,817.19

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month